Securities (Tables)	12 Months Ended
Jun. 30, 2025
Securities [Abstract]
Schedule of Gross Unrealized or Unrecognized Gains and Losses	The gains and losses are as follows:
	2025
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$9,950	$-	$193	$9,757

Held-to-maturity Securities
Agency mortgage-backed: residential	$171	$-	$4	$167

	2024
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$10,096	$-	$448	$9,648

Held-to-maturity Securities
Agency mortgage-backed: residential	$213	$-	$10	$203